Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents, Noncurrent, Total		$ 3,885,000	$ 3,885,000		$ 7,185,000
Asset Retirement Obligation, Ending Balance		$ 100,000	$ 100,000		$ 100,000
AWMS Holdings, LLC [Member]
Equity Method Investment, Ownership Percentage		47.00%	47.00%	47.00%	47.00%
Land and Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			10 years
Land and Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			30 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			10 years
Paycheck Protection Program CARES Act [Member]
Debt Instrument, Decrease, Forgiveness		$ 800,000
Paycheck Protection Program CARES Act [Member] | Subsequent Event [Member]
Debt Instrument, Decrease, Forgiveness	$ 1,100,000